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                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED FEBRUARY 13, 2012
                                       TO
                        THE PROSPECTUS DATED MAY 1, 2011,
                   AS REVISED AND REPRINTED DECEMBER 30, 2011

This supplement applies to the prospectus for the Class A variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our") in Nevada. The Guaranteed Minimum Income Benefit ("GMIB") Max III, an optional living benefit rider, may be elected with contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 24, 2012.

Please note, for contracts issued in Nevada based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 24, 2012, GMIB Max III is the only living benefit rider that may be elected.

The Lifetime Income Solution ("LIS") Plus II, an optional living benefit rider, will no longer be available for purchase. This change is effective for contracts issued in Nevada based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 24, 2012.

IN ORDER TO RECEIVE THE CURRENT VERSION OF THE LIS PLUS II RIDER, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON FEBRUARY 24, 2012.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company                 Telephone: (800) 709-2811
5 Park Plaza, Suite 1900, Irvine, CA 92614

                                                               SUPP-NVMAX.A.0212